State Street Bank and Trust Company

4 Copley Place, 5th Floor

CPH-0326

Boston, MA 02116

March 1, 2013

VIA ELECTRONIC TRANSMISSION

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	TIFF Investment Program, Inc. (the “Registrant”)
Registration Nos. 33-73408 and 811-8234

Ladies and Gentlemen:

On behalf of the Registrant, please find attached for filing under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed to disclose minor changes to the Constructed Index – a blended index used by TIFF Multi-Asset Fund for comparative purposes. The Registrant will be filing a post-effective amendment pursuant to Rule 485(b) on or about April 30, 2013 to update the financial information, finalize all disclosure, and file certain exhibits to the Registration Statement.

Please do not hesitate to contact the undersigned at (617) 662-0845 if you have any questions regarding this filing.

Very truly yours,

/s/ Scott E. Habeeb

Scott E. Habeeb

Enclosures